BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) - USD ($)		1 Months Ended
	Jul. 14, 2017	Mar. 31, 2014	Sep. 30, 2017	May 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 10, 2015	Dec. 31, 2014	Mar. 26, 2014
Amount of payable owed to former officer and director, exchanged for assets sold		$ 15,000
Number of common shares issued in exchange for certain intellectual property		38,690,000
Total number of common shares previously outstanding, cancelled during period									41,690,000
Common stock, shares outstanding			60,210,502		50,650,994	44,988,500			43,620,000
Investments in non-marketable equity securities						$ 205,275		$ 593,750
Closing price per share				$ 0.56			$ 1.59
Prana [Member]
Common shares received in exchange for future consulting services and use of our intellectual property	5,730,000
Fair market value of common stock	$ 5,070,500
Closing price per share	$ 0.85
Prana [Member] | Subscription Agreement [Member]
Shares of investment owned	400,000
Investments in non-marketable equity securities	$ 200,000		$ 50,000